[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                    1275 Pennsylvania Avenue, NW
                                                     Washington, D.C. 20004-2415
                                                   202.383.0100 fax 202.637.3593
                                                              www.sutherland.com
                                   ATLANTA AUSTIN HOUSTON NEW YORK WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com

December 15, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Initial Registration Statement on Form N-4 for
      MetLife Investors USA Insurance Company
      MetLife Investors USA Separate Account A (File No. 811-03365)
      (Series O)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") on Form N-4 for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. Financial Statements, exhibits not included with this filing, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

The Company will be requesting selective review for this filing. A formal request for selective review, together with an appropriately marked copy of the prospectus and statement of additional information included in this Initial Registration Statement, will be forwarded to the staff of the SEC under separate cover.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
--------------------------------
W. Thomas Conner

Attachment
cc:   Michele H. Abate
      John M. Richards
      Patrice M. Pitts